Supplemental Guarantor Information - Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income (loss)	$ 530	$ 10,462	$ 8,894
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(24)	(474)	(416)
Exchange differences on translation of foreign operations	(231)	(4,552)	(13,798)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:	(255)	(5,026)	(14,214)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	(2)	(48)	168
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(2)	(48)	168
Total other comprehensive (loss), net of tax	(257)	(5,074)	(14,046)
Consolidated comprehensive income for the year, net of tax	273	5,388	(5,152)
Attributable to:
Equity holders of the parent		5,535
Non-controlling interest-		(147)
Equity holders of the parent- continuing			(1,502)
Equity holders of the parent- discontinued			(1,450)
Non-controllinginterest-continuing			(1,211)
Non-controlling interest- discontinued			(989)
Consolidated comprehensive income for the year, net of tax	$ 273	5,388	(5,152)
Coca-Cola FEMSA [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income (loss)		10,095	8,201
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(472)	(410)
Exchange differences on translation of foreign operations		(4,039)	(8,192)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		(4,511)	(8,602)
Items not to be reclassified to profit or loss in subsequent periods:
Other equity instruments
Remeasurements of the net defined benefit liability, net of taxes		(48)	135
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(48)	135
Total other comprehensive (loss), net of tax		(4,559)	(8,467)
Consolidated comprehensive income for the year, net of tax		5,536	(266)
Attributable to:
Equity holders of the parent		5,536
Equity holders of the parent- continuing			(266)
Consolidated comprehensive income for the year, net of tax		5,536	(266)
Wholly-Owned guarantors subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income (loss)		15,814	10,874
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		390	(517)
Exchange differences on translation of foreign operations		(9,861)	(401)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		(9,471)	(918)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		61	(76)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		61	(76)
Total other comprehensive (loss), net of tax		(9,410)	(994)
Consolidated comprehensive income for the year, net of tax		6,404	9,880
Attributable to:
Equity holders of the parent		6,404
Equity holders of the parent- continuing			9,880
Consolidated comprehensive income for the year, net of tax		6,404	9,880
Combined non-guarantor subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income (loss)		7,605	7,864
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(782)	1,028
Exchange differences on translation of foreign operations		(4,552)	(13,798)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		(5,334)	(12,770)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(471)	(88)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(471)	(88)
Total other comprehensive (loss), net of tax		(5,805)	(12,858)
Consolidated comprehensive income for the year, net of tax		1,800	(4,994)
Attributable to:
Equity holders of the parent		1,947
Non-controlling interest-		(147)
Equity holders of the parent- continuing			(1,344)
Equity holders of the parent- discontinued			(1,450)
Non-controllinginterest-continuing			(1,211)
Non-controlling interest- discontinued			(989)
Consolidated comprehensive income for the year, net of tax		1,800	(4,994)
Eliminations [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income (loss)		(23,052)	(18,045)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		390	(517)
Exchange differences on translation of foreign operations		13,900	8,593
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		14,290	8,076
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		410	197
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		410	197
Total other comprehensive (loss), net of tax		14,700	8,273
Consolidated comprehensive income for the year, net of tax		(8,352)	(9,772)
Attributable to:
Equity holders of the parent		(8,352)
Equity holders of the parent- continuing			(9,772)
Consolidated comprehensive income for the year, net of tax		$ (8,352)	$ (9,772)